Convertible Redeemable Preferred Stock	6 Months Ended
Mar. 31, 2020
Equity [Abstract]
Convertible Redeemable Preferred Stock

5. Convertible Redeemable Preferred Stock

Convertible Redeemable Preferred Stock

	September 30, 2018
		Shares
	Shares Authorized	Issued and outstanding	Liquidation Preference ($000)
Class A	10,207	10,207	$17,196
Class B	85,000	85,000	$143,069
Class C	214,588	166,088	$198,158

	September 30, 2019
		Shares
	Shares Authorized	Issued and outstanding	Liquidation Preference ($000)
Class A	10,207	10,207	$19,271
Class B	85,000	85,000	$160,238
Class C	214,588	166,088	$222,430
Class D	132,168	125,000	$132,328

	March 31, 2020
		Shares
	Shares Authorized	Issued and outstanding	Liquidation Preference ($000)
Class A	10,207	10,207	$20,377
Class B	85,000	85,000	$169,442
Class C	214,588	166,088	$235,491
Class D	132,168	125,104	$138,769

The rights and preferences of the holders of preferred stock are as follows:

Dividend and liquidation preferences – No dividends shall be paid on any shares of any class of capital stock of the Company, unless a dividend is paid with respect to all outstanding shares of Class D, Class C and Class B, followed by Class A. The Company has not declared any dividends on any class of capital stock as of March 31, 2020. Unpaid dividends accumulate for each share of Class A, Class B, and Class C on a daily basis at the rate of 12% per annum and for Class D on a daily basis at the rate of 10% per annum on the sum of the Class liquidation value thereof from and including the date of issuance to and including the first occurrence of liquidation, conversion, or acquisition. In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, the holders of preferred stock shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of common stock, an amount per share equal to the greater of the aggregate Class liquidation value, plus unpaid accrued and accumulated dividends, and the amount that would be received upon liquidation if all shares of the Class were converted into common stock immediately prior to liquidation.

The Class D are entitled to receive a cash payment (“Exit Payment”) of $33,000, pro rata to each holder of Class D, upon the consummation of certain transactions, including a liquidation of the Company or a Qualified IPO or Deemed Liquidation, each as defined in the Amended Charter. The aggregate Exit Payment will increase by approximately $8,375 as of May 11, 2020 (the fifteen-month anniversary of the Class D Issuance Date) and each three-month anniversary thereof until the total Exit Payment reaches a maximum of $100,000. If the Exit Payment has not been paid on or prior to July 8, 2022, each holder of Class D will be entitled to receive a pro rata share of the Exit Payment in connection with any redemption of Class D. The Class D Exit Payment is liability-classified and marked to market at each reporting period. The fair value attributed to the liability as of February 2019 (issuance) was $23,500 which was recorded as an offset to the proceeds of Class D. As of September 30, 2019 and March 30, 2020, the fair value attributed to the Exit Payment liability was $48,500 and $34,733, respectively, which is recorded in Other liabilities on the accompanying consolidated balance sheets. The fair value of the Exit Payment liability was determined using Level 3 of the fair value hierarchy under ASC 820 Fair Value Measurements and Disclosures. The fair value was determined using a valuation model which considers the probability of a voluntary conversion, the timing of the conversion and the Company’s cost of capital. The expense (benefit) for year ended September 30, 2019 was $25,000 and for the six months ended March 31, 2020 was ($13,767) which is recorded to Shareholder exit (expense)/income in the accompanying consolidated statements of operations.

Conversion rights – Preferred stock shall be convertible at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable shares of common stock as is determined by multiplying the number of preferred shares to be converted by $1,000 and dividing the result by the Class conversion price for each class of stock. The conversion price for Class A, Class B, Class C and Class D is $1.1838, $7.4378, $42.7282 and $42.7282, respectively.

Voting rights – The holders of the preferred stock shall be entitled to the number of votes equal to the number of whole shares of common stock into which the shares of preferred stock held by such holders are convertible as of the record date for determining stockholders entitled to vote on such matters.

Redemption rights – Preferred stock shall be redeemed by the Company at a price equal to the Class liquidation value, plus all declared but unpaid dividends there on request, in annual installments commencing not more than 90 days after receipt by the Company at any time on or after July 8, 2022, from the holders of at least a majority of the then-outstanding shares of the Class, with written notice requesting redemption of all shares. Since redemption of the preferred stock is outside of the control of the Company, the shares have been reflected outside of stockholders deficit. All classes of preferred stock are being accreted to their redemption value through redemption date by periodic charges to paid-in-capital (or retained deficit if paid-in-capital is reduced to zero) each reporting period, using the interest method. An aggregate of $27,285, $38,499, $54,966 and $23,924, $33,364 was accreted to preferred stock during the years ended September 30, 2017, 2018 and 2019 and six months ended March 31, 2019 and 2020, respectively.

On February 8, 2019, certain terms of the existing classes of preferred stock were amended, including extending the initial exercise date for certain redemption rights of the holders of the Company’s Class A, Class B and Class C from December 3, 2019 to July 8, 2022, except for the rights of certain Class C preferred stockholders who did not consent to the Amended Charter (Non-Consenting Class C Holders). The initial exercise date for the redemption rights of Non-Consenting Class C Holders, who collectively hold 13,000 shares of Class C as of the Class D Issuance Date, was not amended and such rights remain exercisable during the six-month period beginning December 3, 2019. The Non-Consenting Class C Holders were entitled to elect, up until September 30, 2019, that the initial exercise date of their redemption rights be extended to commence as of July 8, 2022. Class D shall rank senior to Class C, which shall rank senior to Class B, which shall rank senior to Class A, the common stock, and any other junior securities with respect to the payment of dividends and the redemption or repurchase of any shares of the Company.

In December 2019, the Company received Notices of Redemption from Non-Consenting Class C Holders to exercise their redemption rights for 12,000 shares of Class C stock. The Company has not received notices from Non-Consenting Class C Holders holding 1,000 shares. Redemption of the Class C shares of Non-Consenting Class C Holders will not be required under the Company’s certificate of incorporation if not permitted under the Company’s existing debt agreements. The Company has not yet determined whether or when such redemption will be required. None of the Non-Consenting Class C Holders have elected to extend the exercise date to July 8, 2022. As of the date of the redemption notices received in December 2019, the Company reclassified $15,372 from Class C convertible preferred stock to Accounts payable and accrued expenses to reflect this obligation.